SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2016
Supplemental Income Statement Elements [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS
NOTE 11:-      SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS

a.	Financial income (expenses), net:

	Year ended December 31,
	2016	2015	2014
Financial income:

Foreign currency translation adjustments	$-	$-	$12
Realized gain on marketable securities	135	1	1,862
Interest income and amortization/accretion of premium/discount on marketable securities or bank deposits	3	1	2
Dividend on equity marketable securities	25	30	85

	163	32	1,961
Financial expenses:

Bank charges	(28)	(25)	(20)
Foreign currency translation adjustments	(14)	(45)	-

	(42)	(70)	(20)

	$121	$(38)	$1,941